Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Trade payables	6,127,338	5,644,797
Accrued and other payables	3,521,118	4,471,972
	9,648,456	10,116,769